FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value by maturity schedule (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ 3,261,071	R$ 26,954
2023
Financial Instruments and Risks
Derivative fair value asset (liability), net	2,413,838	2,380,812
2024
Financial Instruments and Risks
Derivative fair value asset (liability), net	1,785,080	297,156
2025
Financial Instruments and Risks
Derivative fair value asset (liability), net	(477,814)	(1,225,193)
2026 onwards
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ (460,033)	R$ (1,425,821)